Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2018
Entity Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Amendment Flag	false
Document Creation Date	Mar. 29, 2019
Document Effective Date	Apr. 01, 2019
Prospectus Date	Apr. 01, 2019
FLAG-Forensic Accounting Long-Short ETF | FLAG-Forensic Accounting Long-Short ETF
Risk/Return:
Trading Symbol	FLAG
Hull Tactical US ETF | Hull Tactical US ETF
Risk/Return:
Trading Symbol	HTUS
ETF Industry Exposure & Financial Services ETF | ETF Industry Exposure & Financial Services ETF
Risk/Return:
Trading Symbol	TETF
Innovation Shares NextGen Protocol ETF | Innovation Shares NextGen Protocol ETF
Risk/Return:
Trading Symbol	KOIN
Ideanomics NextGen Vehicles & Technology ETF | Ideanomics NextGen Vehicles & Technology ETF
Risk/Return:
Trading Symbol	EKAR